Expense Example, No Redemption - COLUMBIA DIVIDEND INCOME FUND	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 665
Expense Example, No Redemption, 3 Years	857
Expense Example, No Redemption, 5 Years	1,065
Expense Example, No Redemption, 10 Years	1,663
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,998
Class V
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	665
Expense Example, No Redemption, 3 Years	857
Expense Example, No Redemption, 5 Years	1,065
Expense Example, No Redemption, 10 Years	1,663
Class Inst
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	378
Expense Example, No Redemption, 5 Years	654
Expense Example, No Redemption, 10 Years	1,443
Class Adv
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Class Inst2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	774
Class Inst3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	$ 714